Document and Entity Information	Sep. 21, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	FEDEX CORP
Amendment Flag	true
Entity Central Index Key	0001048911
Document Type	8-K/A
Document Period End Date	Sep. 21, 2023
Entity File Number	1-15829
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	62-1721435
Entity Address, Address Line One	942 South Shady Grove Road
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38120
City Area Code	(901)
Local Phone Number	818-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by FedEx Corporation (the “Company”) with the U.S. Securities and Exchange Commission on September 22, 2023 (the “Original Form 8-K”). The Original Form 8-K was filed to report the results of the Company’s 2023 Annual Meeting of Stockholders held on September 21, 2023 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to the frequency of future stockholder advisory votes regarding the compensation of the Company’s named executive officers. Except as set forth herein, no other changes have been made to the Original Form 8-K.
Common Stock Par Value Zero Point One Zero Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	FDX
Security Exchange Name	NYSE
Zero Point Four Five Zero Percentage Notes Due Two Thousand Twenty Five [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2025
Trading Symbol	FDX 25A
Security Exchange Name	NYSE
One Point Six Two Five Percentage Notes Due Two Thousand Twenty Seven [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2027
Trading Symbol	FDX 27
Security Exchange Name	NYSE
Zero Point Four Five Zero Percentage Notes Due Two Thousand Twenty Nine [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2029
Trading Symbol	FDX 29A
Security Exchange Name	NYSE
One Point Three Zero Zero Percentage Notes Due Two Thousand Thirty One [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Notes due 2031
Trading Symbol	FDX 31
Security Exchange Name	NYSE
Zero Point Nine Five Zero Percentage Notes Due Two Thousand Thirty Three [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.950% Notes due 2033
Trading Symbol	FDX 33
Security Exchange Name	NYSE